Segment Disclosures - Schedule of Segment Loss from Operations (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Schedule of Segment Loss from Operations [Line Items]
Research and development personnel-related expense (excluding stock-based compensation)	[1]	$ 75,060
General and administrative personnel-related expense (excluding stock-based compensation)	[2]	13,063
Total operating expenses		88,123	$ 88,123
Loss from operations		$ (88,123)	(88,123)
Operating Expense Excluding Personnel Related And Stock Based Compensation [Member]
Schedule of Segment Loss from Operations [Line Items]
Research and development personnel-related expense (excluding stock-based compensation)			3,959
General and administrative personnel-related expense (excluding stock-based compensation)			5,054
Research and development stock-based compensation [Member]
Schedule of Segment Loss from Operations [Line Items]
Research and development personnel-related expense (excluding stock-based compensation)			11,992
General and administrative stock-based compensation [Member]
Schedule of Segment Loss from Operations [Line Items]
Research and development personnel-related expense (excluding stock-based compensation)			2,927
External [Member]
Schedule of Segment Loss from Operations [Line Items]
Research and development personnel-related expense (excluding stock-based compensation)			57,680
Other [Member]
Schedule of Segment Loss from Operations [Line Items]
Research and development personnel-related expense (excluding stock-based compensation)			1,429
Operating Expense Excluding Personnel Related And Stock Based Compensation [Member]
Schedule of Segment Loss from Operations [Line Items]
General and administrative personnel-related expense (excluding stock-based compensation)			$ 5,082

[1]	Includes related party amount of $42,640 for the period from February 6, 2024 (inception) to December 31, 2024
[2]	Includes related party amount of $1,364 for the period from February 6, 2024 (inception) to December 31, 2024